Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Changes in deferred tax assets and liabilities [line items]
Opening balance	$ 391.8	₨ 29,644,600	₨ 35,159,900	₨ 36,600,700
Adjustment of initial application of IFRS 16				292,300
Adjusted Opening Balance				36,893,000
Recognized in profit or loss	(205.2)	(15,505,100)	(8,308,900)	15,286,100
MAT Credit Utilized				(37,800)
Closing balance	305.1	23,124,300	29,644,600	35,159,900
Deferred tax assets	510.7		45,203,500	54,578,600	₨ 38,708,700
Deferred tax liabilities	(205.6)		(15,558,900)	(19,418,700)	₨ (15,584,400)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries		3,552,500	2,156,600	462,100
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		15,607,500	12,967,200	15,717,800
Adjusted Opening Balance				15,717,800
Recognized in profit or loss		580,700	2,640,900	(2,740,900)
Closing balance		11,014,200	15,607,500	12,967,200
Movement due to common control business combination		(5,175,200)
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		112,705,200	121,935,800	107,509,500
Adjusted Opening Balance				107,509,500
Recognized in profit or loss		16,317,200	(15,651,600)	11,557,400
Closing balance		113,435,600	112,705,200	121,935,800
Movement due to common control business combination		(13,625,900)
Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		17,643,000	15,881,700	16,892,200
Adjusted Opening Balance				16,892,200
Recognized in profit or loss		520,000	952,700	(1,317,600)
Closing balance		18,041,700	17,643,000	15,881,700
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		169,500	169,500	169,500
Adjusted Opening Balance				169,500
Closing balance		169,500	169,500	169,500
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		2,424,300	2,065,800	1,151,000
Adjusted Opening Balance				1,151,000
Recognized in profit or loss		1,191,900	(251,700)	334,300
Closing balance		4,604,700	2,424,300	2,065,800
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		148,549,500	153,020,000	141,440,000
Adjusted Opening Balance				141,440,000
Recognized in profit or loss		18,609,800	(12,309,700)	7,833,200
Closing balance		147,265,700	148,549,500	153,020,000
Deferred tax liabilities			(15,558,900)	(19,418,700)
Movement due to common control business combination		(18,801,100)
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		20,906,900	21,867,500	21,942,500
Adjusted Opening Balance				21,942,500
Recognized in profit or loss		(1,543,100)	(944,500)	(76,600)
Closing balance		18,589,800	20,906,900	21,867,500
Movement due to common control business combination		(774,000)
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		18,642,300	30,926,700	22,842,100
Adjusted Opening Balance				22,842,100
Recognized in profit or loss		(4,817,700)	(12,606,600)	7,779,800
Closing balance		(3,306,300)	18,642,300	30,926,700
Movement due to common control business combination		(17,291,300)
Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		34,812,900	44,213,100	34,172,900
Adjusted Opening Balance				34,172,900
Recognized in profit or loss		(3,565,300)	(9,714,900)	8,912,100
Closing balance		31,457,200	34,812,900	44,213,100
Movement due to common control business combination		(723,300)
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		9,645,500	(4,177,300)	12,462,900
Adjusted Opening Balance				12,462,900
Recognized in profit or loss		(9,207,000)	(143,500)	(2,807,100)
Closing balance		(8,288,000)	9,645,500	(4,177,300)
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		500	671,500	1,066,200
Adjusted Opening Balance				1,066,200
Recognized in profit or loss		508,100	(671,000)	(356,900)
MAT Credit Utilized				(37,800)
Closing balance		508,600	500	671,500
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		77,331,000	59,417,500	49,293,600
Adjustment of initial application of IFRS 16				292,300
Adjusted Opening Balance				49,585,900
Recognized in profit or loss		33,285,700	12,223,900	8,131,400
Closing balance		108,268,900	77,331,000	59,417,500
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		(1,162,300)	7,756,600	12,253,100
Adjusted Opening Balance				12,253,100
Recognized in profit or loss		(3,077,700)	1,779,400	(1,311,700)
Closing balance		13,482,200	(1,162,300)	7,756,600
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		10,748,900	12,167,200	11,418,700
Adjusted Opening Balance				11,418,700
Recognized in profit or loss		(3,082,000)	(2,171,800)	498,600
Closing balance		7,645,100	10,748,900	12,167,200
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		7,268,400	15,337,100	12,588,700
Adjusted Opening Balance				12,588,700
Recognized in profit or loss		(5,396,300)	(8,369,600)	2,349,700
Closing balance		2,032,500	7,268,400	15,337,100
Movement due to common control business combination		(12,500)
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		178,194,100	188,179,900	178,040,700
Adjustment of initial application of IFRS 16				292,300
Adjusted Opening Balance				178,333,000
Recognized in profit or loss		3,104,700	(20,618,600)	23,119,300
MAT Credit Utilized				(37,800)
Closing balance		170,390,000	178,194,100	188,179,900
Deferred tax assets			54,578,600	45,203,500
Movement due to common control business combination		(18,801,100)
Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	(21.9)	(1,660,200)	110,300	1,241,200
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		1,200	(600)	(5,900)
Translation [Member] | Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(1,960,900)	6,421,000	2,868,900
Translation [Member] | Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(121,300)	808,600	307,100
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(2,700)	(6,900)	2,300
Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(2,083,700)	7,222,100	3,172,400
Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income			(16,000)	1,600
Translation [Member] | Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		160,400	322,200	304,800
Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		932,100	314,500	1,125,800
Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		3,315,500	(1,105,200)	128,200
Translation [Member] | Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income			0
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(2,347,800)	5,689,600	1,700,000
Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(5,902,000)	1,057,000	387,200
Translation [Member] | Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(21,800)	753,500	372,900
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		119,700	316,800	393,100
Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(3,743,900)	7,332,400	4,413,600
Other Than Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	$ 140.4	10,645,000	2,683,300	(18,222,600)
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		991,200	617,100	577,800
Other Than Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		991,200	617,100	574,000
Other Than Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income			(100)
Other Than Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		800	200	2,300
Other Than Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(12,042,000)	15,071,500	(13,961,300)
Other Than Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				(3,800)
Other Than Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		23,624,200	(11,755,300)	(3,572,000)
Other Than Translation [Member] | Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income			0	(123,000)
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		53,200	(15,900)	5,400
Other Than Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		₨ 11,636,200	₨ 3,300,400	₨ (17,648,600)